Consolidated Statements of Equity (USD $) In Millions, unless otherwise specified	Total	Comprehensive Income	Retained Earnings	Accumulated Other Comprehensive Income	Common Stock Issued Amount	Treasury Stock Amount
Beginning Balance at Dec. 28, 2008	$ 42,511	$ 0	$ 63,379	$ (4,955)	$ 3,120	$ (19,033)
Net earnings	12,266	12,266	12,266
Cash dividends paid	(5,327)		(5,327)
Employee compensation and stock option plans	1,404		21			1,383
Repurchase of common stock	(2,130)					(2,130)
Other	(33)		(33)
Other comprehensive income, net of tax:
Currency translation adjustment	1,363	1,363		1,363
Unrealized gains (losses) on securities	(55)	(55)		(55)
Employee benefit plans	565	565		565
Gains (Losses) on derivatives & hedges	24	24		24
Total comprehensive income		14,163
Ending Balance at Jan. 03, 2010	50,588	0	70,306	(3,058)	3,120	(19,780)
Net earnings	13,334	13,334	13,334
Cash dividends paid	(5,804)		(5,804)
Employee compensation and stock option plans	1,731		(63)			1,794
Repurchase of common stock	(2,797)					(2,797)
Other comprehensive income, net of tax:
Currency translation adjustment	(461)	(461)		(461)
Unrealized gains (losses) on securities	54	54		54
Employee benefit plans	(21)	(21)		(21)
Gains (Losses) on derivatives & hedges	(45)	(45)		(45)
Total comprehensive income		12,861
Ending Balance at Jan. 02, 2011	56,579	0	77,773	(3,531)	3,120	(20,783)
Net earnings	9,672	9,672	9,672
Cash dividends paid	(6,156)		(6,156)
Employee compensation and stock option plans	1,760		111			1,649
Repurchase of common stock	(2,525)					(2,525)
Other	(149)		(149)
Other comprehensive income, net of tax:
Currency translation adjustment	(557)	(557)		(557)
Unrealized gains (losses) on securities	424	424		424
Employee benefit plans	(1,700)	(1,700)		(1,700)
Gains (Losses) on derivatives & hedges	(268)	(268)		(268)
Total comprehensive income		7,571
Ending Balance at Jan. 01, 2012	$ 57,080	$ 0	$ 81,251	$ (5,632)	$ 3,120	$ (21,659)